Capital	12 Months Ended
Dec. 31, 2023
Text block1 [abstract]
Capital

Note 16. Capital

16.1 Share capital issued

Accounting policy

In general, each shareholder is entitled to one vote per share at any general shareholders’ meeting. However, our By-Laws provide that all shares held in registered form (actions nominatives) for more than two years will be granted double voting rights. Costs directly attributable to the issue of ordinary shares or share options are recognized as a reduction in equity. Repurchased own shares are classified as treasury shares and deducted from equity.

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands (except number of shares)			in $
Balance as of January 1, 2021	2,785	872,134	42,780,186	0.05
Capital increase (ATM)	143	46,811	2,415,630
Exercise of share warrants, employee warrants and stock options	17	5,597	288,494
Non-cash stock-based compensation expense	-	12,497	-
Transaction costs	-	(2,316)	-
Other movements	-	(27)	-
Balance as of December 31, 2021	2,945	934,696	45,484,310	0.05

Balance as of January 1, 2022	2,945	934,696	45,484,310	0.05
Transaction costs related to capital increase		(570)
Exercise of share warrants, employee warrants, stock-options and free-shares vesting	10		191,658
Non-cash stock-based compensation expense		8,071	-
Other movements		(359,076)	-
Balance as of December 31, 2022	2,955	583,122	45,675,968	0.05

Balance as of January 1, 2023	2,955	583,122	45,675,968	0.05
Capital increase	1,401	68,584	25,907,800
Transaction costs related to capital increase		(2,049)
Exercise of share warrants, employee warrants, stock-options and free-shares vesting	9		167,433
Non-cash stock-based compensation expense	-	7,086	-
Other movements	-	(133,958)	-
Balance as of December 31, 2023	4,365	522,785	71,751,201	0.05

Capital evolution in 2023

•
During the year ended December 31, 2023, 9,907,800 shares were issued in the Cellectis Follow-on Offering with gross proceeds of $24.8 million.
•
During the year ended December 31, 2023, 16,000,000 shares were issued on November 6, 2023 in connection with the AstraZeneca Initial Investment Agreement (the "IIA") of $80.0 million at a price of $5 per share. Following settlement and delivery of the new shares, AstraZeneca owns approximately 22% of the share capital, and 21% of the voting rights of the Company, has the right to nominate a non-voting observer on the board of directors of Cellectis, and has the right to participate pro rata in Cellectis’s future share offerings. A portion of the Initial Investment Agreement proceeds equal to $35.7 million was reallocated to the transaction price of the Joint Research and Collaboration Agreement ("AZ JRCA") with AstraZeneca collaboration agreement and recorded as deferred revenue. The amount is reflected as a deduction from the share premium. The remaining consideration received, after reallocation of the AZ JRCA and conversion as of December 31, 2023, representing $44.9 million is reflected in share capital for $0.9 million and share premium for $44.0 million.
Further details on the interdependence between the AZ JRCA and SIA are provided in Note 2.6 to the financial statements "Accounting treatment of significant transactions of the period".
•
The transaction costs recognized as a reduction of share premium during the year ended December 31, 2023 correspond to the $1.4 million issuance costs incurred in 2023 in connection with the Cellectis Follow-on Offering (in addition to the $0.6 million costs already incurred and deducted from Equity in the fourth quarter of 2022) and the $0.6 million issuance costs related to AstraZeneca initial investment.
•
During the annual shareholders meeting of June 27, 2023, the shareholders, in accordance with French Law, approved the absorption of $134.0 million of retained earnings into share premium. This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities.

Capital evolution in 2022

•
During the year ended December 2022, 191,658 free shares of Cellectis were converted to 191,658 ordinary shares of Cellectis.
•
During the Cellectis annual shareholders meeting of June 28, 2022, the shareholders, in accordance with French Law, approved the absorption of $359.1 million of retain earnings into share premium. This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities.
•
Transactions costs correspond to the issuance costs related to the Cellectis At-The-Market (“ATM”) program and the Cellectis follow-on offering and were recorded as a reduction of share premium, in anticipation of share issuances in 2023.

Capital evolution in 2021

•
During the full year ended December 31, 2022, 2,415,630 ordinary shares were issued through Cellectis’ At-The-Market (“ATM”) financing program and 256,494 ordinary shares were issued as a result of the exercise of stock options and non-employee warrants, $2.3 million of issuance costs related to the Cellectis ATM financing program were recorded as a reduction of share premium, in conjunction with share issuances that occurred in April 2022 and 32,000 free shares of Cellectis were converted to 32,000 ordinary shares of Cellectis.

BSA 2011:

On October 28, 2011, using the delegation of authority granted by the General Assembly held the same day, we issued 12,195,113 warrants (Bon de Souscription d’Actions or “BSA”) to the existing shareholders with a ratio of one BSA for one share. October 28, 2014 was the closing date for the exercise of the “BSA 2011.” Pursuant to the terms of the plan, we issued 1,470,836 ordinary shares for gross proceeds of $16.4 million.

Voting rights:

After a shareholder continuously holds ordinary shares for two years, each ordinary share held by such shareholder is entitled to two votes.

•
At December 31, 2023, we had 71,751,201 ordinary shares outstanding of which 5,935,517 had a double voting right
•
At December 31, 2022, we had 45,675,968 ordinary shares outstanding of which 6,067,096 had a double voting right
•
At December 31, 2021, we had 45,484,310 ordinary shares outstanding of which 5,601,472 had a double voting right.

Otherwise, our ordinary shares are not entitled to any preferential voting right or restriction.

16.2 Share warrants and non-employee warrants

Share warrants and non-employee warrants consist of Bon de Souscription d’Action (“BSAs”) which are granted to our board members and consultants.

Holders of vested stock options and warrants are entitled to subscribe to a capital increase of Cellectis at predetermined exercise price.

Date	Type	Number of warrants/shares outstanding as of 01/01/2023	Number of warrants/shares granted	Number of warrants/shares vested/exercised	Number of warrants/shares voided	Number of warrants/shares outstanding as of 12/31/2023	Maximum of shares to be issued	Number of warrants/shares exercisable as of 12/31/2023	Strike price per share in euros
03/24/2015	Stock Options	1,351,904			15,078	1,336,826	1,336,826	1,336,826	38.45
03/27/2015	BSA	130,000			80,000	50,000	50,000	50,000	38.45
05/18/2015	BSA	50,000			50,000	-	-	-	29.58
09/08/2015	BSA	224,200			150,000	74,200	74,200	74,200	28.01
09/08/2015	Stock Options	1,317,300			16,300	1,301,000	1,301,000	1,301,000	27.55
03/14/2016	BSA	147,025			80,350	66,675	66,675	66,675	27.37
03/14/2016	Stock Options	1,264,867			3,531	1,261,336	1,261,336	1,261,336	22.44
10/28/2016	BSA	145,000			77,000	68,000	68,000	68,000	18.68
10/28/2016	Stock Options	1,444,702			4,056	1,440,646	1,440,646	1,440,646	17.90
10/11/2017	BSA	200,000			120,000	80,000	80,000	80,000	24.34
10/11/2017	Stock Options	665,000				665,000	665,000	665,000	22.57
10/08/2018	Stock Options	5,000				5,000	5,000	5,000	24.80
04/24/2019	Stock Options	926,291			7,000	919,291	919,291	919,291	18.25
11/06/2019	Stock Options	30,000				30,000	30,000	30,000	11.06
07/20/2020	Stock Options	17,000				17,000	17,000	13,812	15.12
08/05/2020	Stock Options	134,000			5,000	129,000	129,000	104,811	14.62
09/11/2020	Stock Options	45,000				45,000	45,000	36,562	14.36
10/14/2020	Free shares	188,418		167,433	20,985	-	-	-	22.45
11/05/2020	Stock Options	20,500				20,500	20,500	15,375	14.62
03/04/2021	Stock Options	701,848			17,501	684,347	684,347	470,568	19.44
03/05/2021	Free shares	16,500				16,500	16,500	-	14.44
03/05/2021	Free shares	230,567			12,865	217,702	217,702	-	12.69
04/13/2021	Stock Options	27,465				27,465	27,465	18,596	16.07
05/12/2021	Free shares	2,000				2,000	2,000	-	12.70
05/12/2021	Stock Options	3,500				3,500	3,500	2,187	14.36
05/28/2021	Free shares	141,325			1,300	140,025	140,025	-	12.38
05/28/2021	Stock Options	25,000				25,000	25,000	15,625	12.69
09/30/2021	Free shares	5,525			2,100	3,425	3,425	-	11.22
09/30/2021	Stock Options	14,800			7,850	6,950	6,950	3,909	11.51
10/13/2021	Free shares	4,500				4,500	4,500	-	8.29
10/13/2021	Stock Options	9,000				9,000	9,000	4,500	10.29
11/25/2021	Free shares	2,100				2,100	2,100	-	7.84
11/25/2021	Stock Options	4,500				4,500	4,500	2,250	8.81
03/03/2022	Free shares	243,259			6,197	237,062	237,062		2.74
03/03/2022	Stock Options	666,542				666,542	666,542	228,270	4.41
03/29/2022	Free shares	1,900				1,900	1,900		4.09
03/29/2022	Stock Options	3,400				3,400	3,400	1,487	3.96
05/24/2022	Free shares	40,059			1,950	38,109	38,109		3.27
05/24/2022	Stock Options	37,580				37,580	37,580	12,516	3.48
11/08/2022	Free shares	30,000				30,000	30,000		2.37
11/08/2022	Stock Options	70,000				70,000	70,000	23,100	2.34
12/19/2022	Free shares	2,960				2,960	2,960		1.91
12/19/2022	Stock Options	2,065			-	2,065	2,065	516	2.09
01/24/2023	Free shares	-	340,750		21,645	319,105	319,105		3.09
01/24/2023	Stock Options	-	1,417,321			1,417,321	1,417,321		3.17
03/22/2023	Free shares	-	2,150		-	2,150	2,150		1.87
03/22/2023	Stock Options	-	4,300			4,300	4,300		1.91
05/04/2023	Stock Options	-	358,100		700	357,400	357,400		1.80
06/26/2023	Stock Options	-	55,690		2,500	53,190	53,190		1.74

	Total	10,592,602	2,178,311	167,433	703,908	11,899,572	11,899,572	8,252,058

16.3 Non-controlling interests

Non-controlling shareholders held a 50.9% interest in Calyxt as of December 31, 2022 and a 52.0% interest in Calyxt as of May 31, 2023. These non-controlling interests were generated during the initial public offering of Calyxt, subsequent follow-on offerings and Calyxt’s at-the-market (ATM) offering program, as well as through vesting and exercises of equity awards. On June 1, 2023, as Calyxt was deconsolidated and as a result, we derecognized non-controlling interests in Calyxt. Since June 1, 2023, there are no longer non-controlling interests as the Group holds a 100% interest in all fully consolidated entities.